Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Maturity analysis of financial liabilities
Cash and cash equivalents	$ 7,832	$ 5,369	$ 4,831
Short-term fixed income investments	118
Fixed deposits	42	38	40
Overdrafts	286	146	160
Committed bank facilities	21,625
Undrawn committed bank facilities		4,100
Financial instruments	52,254	48,465	49,673
Derivative financial instruments	33	36	27
Derivative financial instruments	142	36	258
Effect of interest	(8,000)	(8,118)	(8,929)
Effect of discounting, fair values and issue costs	(2,283)	(1,852)	(2,404)
Financial instruments after effects of interest and discounting, fair values and issue costs	41,971	38,495	38,340
Issue of Ordinary Shares	30	3,525	34
Contingent consideration	3,323	4,139	5,106	$ 5,534
Total derivative financial instruments
Maturity analysis of financial liabilities
Derivative financial instruments	(206)	110
Effect of interest	(26)	(79)	(258)
Effect of discounting, fair values and issue costs	(46)	(74)	(126)
Financial instruments after effects of interest and discounting, fair values and issue costs	(278)	(43)	(384)
Interest rate swaps
Maturity analysis of financial liabilities
Derivative financial instruments	(12,732)	(15,718)	(13,497)
Effect of interest	379	409	251
Effect of discounting, fair values and issue costs	(70)	(20)	(9)
Financial instruments after effects of interest and discounting, fair values and issue costs	(12,423)	(15,329)	(13,255)
Cross currency swaps
Maturity analysis of financial liabilities
Derivative financial instruments	12,526	15,828	13,497
Effect of interest	(405)	(488)	(509)
Effect of discounting, fair values and issue costs	24	(54)	(117)
Financial instruments after effects of interest and discounting, fair values and issue costs	12,145	15,286	12,871
Other derivative instruments
Maturity analysis of financial liabilities
Financial instruments after effects of interest and discounting, fair values and issue costs			18
Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	52,460	48,355	49,673
Effect of interest	(7,974)	(8,039)	(8,671)
Effect of discounting, fair values and issue costs	(2,237)	(1,778)	(2,278)
Financial instruments after effects of interest and discounting, fair values and issue costs	42,249	38,538	38,724
Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	667	248	795
Effect of interest		(1)	(2)
Effect of discounting, fair values and issue costs	(1)	(3)	(17)
Financial instruments after effects of interest and discounting, fair values and issue costs	666	244	776
Bonds
Maturity analysis of financial liabilities
Non-derivative financial instruments	27,116	25,440	27,128
Effect of interest	(7,974)	(8,038)	(8,669)
Effect of discounting, fair values and issue costs	(109)	(94)	(122)
Financial instruments after effects of interest and discounting, fair values and issue costs	19,033	17,308	18,337
Lease liabilities
Maturity analysis of financial liabilities
Non-derivative financial instruments	738	737
Effect of discounting, fair values and issue costs	(57)	(62)
Financial instruments after effects of interest and discounting, fair values and issue costs	681	675
Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	23,939	21,930	21,750
Effect of discounting, fair values and issue costs	(2,070)	(1,619)	(2,139)
Financial instruments after effects of interest and discounting, fair values and issue costs	21,869	20,311	19,611
Due within one year
Maturity analysis of financial liabilities
Committed bank facilities	$ 750,000
Extension option (in years)	1 year
Undrawn committed bank facilities		2,400
Due within one year | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	$ 18,723	16,729	15,235
Due within one year | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(99)	29	(197)
Due within one year | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(9,719)	(11,956)	(10,368)
Due within one year | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	9,620	11,985	10,171
Due within one year | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	18,822	16,700	15,432
Due within one year | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	667	234	774
Due within one year | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,136	2,207	1,629
Due within one year | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	207	205
Due within one year | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	15,812	14,054	13,029
Not Later than four years
Maturity analysis of financial liabilities
Committed bank facilities	$ 4,125
Years 1 and 2
Maturity analysis of financial liabilities
Extension option (in years)	1 year
Undrawn committed bank facilities	$ 700
Years 1 and 2 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	4,598	3,932	3,952
Years 1 and 2 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	7	21	47
Years 1 and 2 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(60)	(955)	(35)
Years 1 and 2 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	67	976	82
Years 1 and 2 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	4,591	3,911	3,905
Years 1 and 2 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		14	7
Years 1 and 2 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,839	1,970	2,210
Years 1 and 2 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	168	158
Years 1 and 2 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,584	1,769	1,688
Years 2 and 3
Maturity analysis of financial liabilities
Committed bank facilities	3,375
Years 2 and 3 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	3,887	3,751	2,873
Years 2 and 3 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	8	13	24
Years 2 and 3 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(59)	(54)	(950)
Years 2 and 3 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	67	67	974
Years 2 and 3 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,879	3,738	2,849
Years 2 and 3 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			14
Years 2 and 3 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,101	1,810	2,002
Years 2 and 3 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	120	117
Years 2 and 3 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,658	1,811	833
Years 3 and 4
Maturity analysis of financial liabilities
Undrawn committed bank facilities	3,400
Years 3 and 4 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	3,356	3,752	5,181
Years 3 and 4 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(71)	13	28
Years 3 and 4 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(1,151)	(54)	(30)
Years 3 and 4 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	1,080	67	58
Years 3 and 4 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,427	3,739	5,153
Years 3 and 4 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,617	2,068	1,813
Years 3 and 4 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	82	79
Years 3 and 4 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,728	1,592	3,340
Years 4 and 5 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	3,281	3,209	2,873
Years 4 and 5 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	4	28	28
Years 4 and 5 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(36)	(1,051)	(30)
Years 4 and 5 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	40	1,079	58
Years 4 and 5 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,277	3,181	2,845
Years 4 and 5 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,502	1,479	2,069
Years 4 and 5 | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	53	50
Years 4 and 5 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	722	1,652	776
Later than five years | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	18,409	17,092	19,559
Later than five years | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(55)	6	70
Later than five years | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(1,707)	(1,648)	(2,084)
Later than five years | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	1,652	1,654	2,154
Later than five years | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	18,464	17,086	19,489
Later than five years | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	16,921	15,906	17,405
Later than five years | Lease liabilities | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	108	128
Later than five years | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,435	1,052	$ 2,084
Euro medium term note programme
Maturity analysis of financial liabilities
Debt instruments issued		4,083
SEC registered programme
Maturity analysis of financial liabilities
Debt instruments issued		$ 14,950
Alexion Pharmaceuticals, Inc.
Maturity analysis of financial liabilities
Undrawn committed bank facilities	$ 17,500